United States
Securities and Exchange Commission
Washington, D.D. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2012
Check here if amendment [ ]; Amendment Number
This Amendment (Check only one.) [ ] is a restatement
                                 [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:    Meridian Management Company
Address: 11300 Cantrell Rd., Suite 200
         Little Rock, AR 72212

13F File Number 28-1491

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and table, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Diana Hinojosa
Title:  Vice President
Phone:  (501)663-7055
Signature, Place, and Date of Signing:

	Diana Hinojosa	Little Rock, Arkansas November 6, 2012
Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT
[   ]	13F NOTICE
[   ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1/100 Berkshire Htwy CLA 100 s COM              084099175      265      200 SH       Sole                      200
3M Company                     COM              88579y101     1658    17943 SH       Sole                    17943
AT&T Inc.                      COM              00206r102      533    14130 SH       Sole                    14130
American Express Co            COM              025816109     1840    32365 SH       Sole                    32365
Amgen Inc                      COM              031162100     1594    18905 SH       Sole                    18905
Anadarko Pete Corp             COM              032511107      392     5600 SH       Sole                     5600
Apple Computer Inc             COM              037833100     2397     3593 SH       Sole                     3593
Bristol Myers Squibb           COM              110122108      369    10925 SH       Sole                    10925
CHIMERA INVT CORP COM          COM              16934q109       49    18000 SH       Sole                    18000
CSX Corp                       COM              126408103     2141   103185 SH       Sole                   103185
Caterpillar Inc                COM              149123101      936    10874 SH       Sole                    10874
Cisco Systems Inc              COM              17275r102     1588    83166 SH       Sole                    83166
Coca Cola Co                   COM              191216100     1090    28748 SH       Sole                    28748
Corning Inc                    COM              219350105     1272    96766 SH       Sole                    96766
EMC Corp.                      COM              268648102     2528    92720 SH       Sole                    92720
Expeditors Intl Wash           COM              302130109     1470    40435 SH       Sole                    40435
Express Scripts                COM              30219g108     2030    32420 SH       Sole                    32420
Exxon Mobil Corp               COM              302290101     3229    35312 SH       Sole                    35312
Fluor Corp                     COM              343412102     2106    37415 SH       Sole                    37415
General Electric Co.           COM              369604103      872    38400 SH       Sole                    38400
International Business Machine COM              459200101     4225    20364 SH       Sole                    20364
Lowes Cos Inc                  COM              548661107     1952    64559 SH       Sole                    64559
Microsoft Corp                 COM              594918104     1532    51463 SH       Sole                    51463
Monsanto Co                    COM              61166w101     1628    17882 SH       Sole                    17882
National Oilwell Varco         COM              637071101     2153    26870 SH       Sole                    26870
Oceaneering Intl               COM              675232102      442     8000 SH       Sole                     8000
Oracle Corp                    COM              68389X105     2191    69649 SH       Sole                    69649
Pepsico Inc                    COM              713448108     1461    20648 SH       Sole                    20648
Pfizer Inc                     COM              717081103     1071    43107 SH       Sole                    43107
Pitney Bowes Inc               COM              724479100      193    14000 SH       Sole                    14000
QualComm Inc                   COM              747525103     1830    29300 SH       Sole                    29300
Schlumberger Ltd               COM              806857108     1959    27088 SH       Sole                    27088
Scotts Companies               COM              810186106     1394    32070 SH       Sole                    32070
Southwestern Energy            COM              845467109     1548    44510 SH       Sole                    44510
Staples Inc                    COM              855030102     1605   139290 SH       Sole                   139290
Stryker Corp                   COM              863667101     1308    23500 SH       Sole                    23500
Tellabs Inc                    COM              879664100       71    20000 SH       Sole                    20000
United Parcel Service          COM              911312106     1198    16736 SH       Sole                    16736
United Technologies            COM              913017109     2510    32064 SH       Sole                    32064
Visa Inc.                      COM              92826c839     2411    17955 SH       Sole                    17955
Wal Mart Stores Inc            COM              931142103     4257    57677 SH       Sole                    57677
Wal-Mart de Mexico Non-Par Ord COM              p98180105       42    15032 SH       Sole                    15032
Wells Fargo & Co New           COM              949746101     1627    47109 SH       Sole                    47109
Western Union Company          COM              959802109     1989   109140 SH       Sole                   109140
Windstream Corp                COM              9738w1041      128    12714 SH       Sole                    12714
Zimmer Holdings, Inc.          COM              98956p102     1524    22540 SH       Sole                    22540
ISHARES TR S&P 100 IDX FD      IDX              464287101     5659    85153 SH       Sole                    85153
Schwab Strategic TR US Sml Cap IDX              808524607     5307   141784 SH       Sole                   141784
VANGUARD INDEX FDS MID CAP ETF IDX              922908629     3437    42353 SH       Sole                    42353
Vanguard Emerging Mkts         IDX              922042858     5242   125640 SH       Sole                   125640
iShares Russell 2000 Growth In IDX              464287648      452     4725 SH       Sole                     4725
iShares Russell 2000 Index Fun IDX              464287655      208     2490 SH       Sole                     2490
iShares S & P 500              IDX              464287200      951     6587 SH       Sole                     6587
iShares S&P 500 Growth         IDX              464287309      202     2600 SH       Sole                     2600
ishares Russell 1000 Growth In IDX              464287614     7502   112472 SH       Sole                   112472
ishares Russell Mid Cap Growth IDX              464287481      434     6980 SH       Sole                     6980
ishares S&P 1500               IDX              464287150      344     5275 SH       Sole                     5275


Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 57

Form 13F Information Tablle Value Total: $100,346

List of Other Included Managers:
No.		13F File Number		Name

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